S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Mar. 24, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Our
Founders
Our sponsor is a Cayman Islands limited liability company, which was recently formed and registered to invest in our company. Although our sponsor is permitted to undertake any activities permitted under the Cayman Islands
Limited Liability Companies
Act (As Revised) and other applicable law, our sponsor’s business is focused on investing in our company.
Our sponsor is an affiliate of RA Capital Management, a leading life sciences focused investment firm with over $15 billion of regulatory assets under management as of December 31, 2025. Since its launch in 2002, RA Capital Management has focused primarily on the healthcare industry. Matthew Hammond, PhD, our founding Chief Executive Officer and Director is a Partner on the investment team at RA Capital Management and Henry Stusnick, our founding Chief Business Officer and Operating Officer, is an Analyst on the investment team at RA Capital Management.
The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Research Alliance Holdings III LLC	1,014,706 Class B ordinary shares (of which 132,353 are subject to forfeiture if the underwriter do es not exercise its over-allotment option) for an aggregate purchase price of $25,000, or approximately $0.02 per share, which will	$25,000

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

automatically convert into Class A ordinary shares at the time of our initial business combination, or at any time prior thereto at the option of the holder thereof, on a one-for-one
basis, subject to adjustment pursuant to certain anti-dilution rights, as described below adjacent to the caption “Founder shares conversion and anti-dilution rights” and in our amended and restated memorandum and articles of association.

In
Marc
h
2026, our sponsor transferred 30,000 Class B ordinary shares to each of Mr. MacLean and Mr. Miller. Such shares held by our independent directors will not be subject to forfeiture in the event the underwriter’
s
over-allotment option is not exercised.

695,000 private placement shares (or
702
,500 private placement shares if the underwriter’
s
	over-allotment option is exercised in full) to be purchased in a private placement simultaneous with the closing of this offering	$6,950,000 (or up to $ 7 , 0 25,000 if the underwriter’ s over-allotment option is exercised in full)

	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses

	Up to $3,000,000 of such loans may be convertible into shares of the post-business combination company at a price of $10.00 per share at the option of the lender	Repayment of working capital loans to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination